Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class I | Mid Cap Growth Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	5.45%	24.02%	18.15%	(28.73%)	12.99%	39.98%	32.75%	(6.40%)	25.29%	4.40%
Class I | Mid Cap Intrinsic Value Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	11.56%	8.82%	11.00%	(9.75%)	32.80%	(2.62%)	16.74%	(15.28%)	16.74%	16.17%
Class I | Quality Equity Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	13.74%	25.84%	26.90%	(18.45%)	23.48%	19.56%	25.88%	(5.73%)	18.43%	9.86%
Class I | Short Duration Bond Portfolio Class I
Prospectus [Line Items]
Annual Return [Percent]	5.71%	6.10%	5.90%	(5.19%)	0.74%	3.46%	3.69%	1.02%	0.89%	1.22%
Class S | Mid Cap Growth Portfolio Class S
Prospectus [Line Items]
Annual Return [Percent]	5.23%	23.76%	17.96%	(28.83%)	12.72%	39.71%	32.48%	(6.56%)	24.56%	4.16%
Class S | Mid Cap Intrinsic Value Portfolio Class S
Prospectus [Line Items]
Annual Return [Percent]	11.34%	8.67%	10.69%	(9.95%)	32.52%	(2.83%)	16.43%	(15.48%)	16.35%	15.98%
Class S | Quality Equity Portfolio Class S
Prospectus [Line Items]
Annual Return [Percent]	13.43%	25.52%	26.57%	(18.65%)	23.16%	19.28%	25.58%	(5.94%)	18.11%	9.64%